UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

        Dreyfus Growth and Value Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number: 811-7123

      Securities Act File Number:  33-51061

4(a). Last day of fiscal year for which this notice is filed:

            August 31, 2003

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Emerging Leaders Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 238,549,691
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or      $ 357,255,242
              repurchased during the fiscal year:            ---------------

        (iii) Aggregate price of securities redeemed or           $
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$357,255,242
              5(ii) and 5(iii):                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future       $118,705,551
              years  -- if Item 5(i) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 0
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                        =$  0
                                                                   =============

Dreyfus Large Company Value Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 6,313,542
              fiscal year pursuant to section 24(f):              ------------

         (ii) Aggregate price of securities redeemed or          $ 12,288,513
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ 1,029,025
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 13,317,538
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $ (7,003,996)
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$      "0"
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$  N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$     "0"
                                                                   =============
Dreyfus Midcap Value Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 288,289,836
              fiscal year pursuant to section 24(f):             --------------

         (ii) Aggregate price of securities redeemed or    $ 329,098,606
              repurchased during the fiscal year:           ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$329,098,606
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future     $40,808,770
              years -- if Item 5(i) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 0
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 0
                                                                   =============

Dreyfus Midcap Value Plus Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $3,140,713
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or          $ 1,662,337
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      $ 1,662,337
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 1,478,376
              5(iv)[subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $( - )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 119.60
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 119.60
                                                                  =============

Dreyfus Small Company Value Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 28,376,441
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 60,314,669
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ 74,562,948
              repurchased during any PRIOR fiscal year ending no ------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     $ 134,877,617
              5(ii) and 5(iii):                                --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ -0-
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future     $(106,501,176)
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee       (See X .000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$    -0-
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$ N/A
                                                                   -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ -0-
                                                                   =============
      Dreyfus Premier Future Leaders Fund - Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 24,331,699
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or         $ 19,290,487
              repurchased during the fiscal year:              ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$19,290,487
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $5,041,212
              5(iv) [subtract Item 5(iv) from Item 5(i)]:       ---------------


         (vi) Redemption credits available for use in future    $( - )
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                 --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 407.83
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$ 407.83
                                                                 =============

      Dreyfus Premier Future Leaders Fund - Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 5,473,826
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or          $ 6,507,082
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 6,507,082
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $1,033,256
              years -- if Item 5(I) is less than Item 5(iv)       -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 0
              5(vii) (enter "0" if no fee is due):                 ============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 0
                                                                   =============

      Dreyfus Premier Future Leaders Fund - Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 3,238,257
              fiscal year pursuant to section 24(f):             -------------

         (ii) Aggregate price of securities redeemed or           $  2,987,513
              repurchased during the fiscal year:                 -------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     -$ 2,987,513
              5(ii) and 5(iii):                                 -------------

          (v) Net Sales - if Item 5(I) is greater than Item     $250,744
              5(iv)[subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future     $( - )
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 20.29
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                    -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 20.29
                                                                    ===========

      Dreyfus Premier Future Leaders Fund - Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 16,018,869
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or         $ 18,590,900
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 18,590,900
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $2,572,031
              years -- if Item 5(I) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 0
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  0
                                                                   =============

      Dreyfus Premier Future Leaders Fund - Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 223,654
              fiscal year pursuant to section 24(f):             -------------

         (ii) Aggregate price of securities redeemed or         $ 108,111
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 108,111
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 115,543
              5(iv)[subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future       $( - )
              years -- if Item 5(I) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 9.34
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 9.34
                                                                   =============

Dreyfus Premier International Value Fund Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 333,346,936
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 333,467,343
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or         $
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 333,467,343
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ -0-
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future      $(120,407)
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee        (See X .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$    -0-
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                        +$ N/A
                                                                        --------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                         =$ -0-
                                                                        ========
Dreyfus Premier International Value Fund Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 735,001
              fiscal year pursuant to section 24(f):                 --------

         (ii) Aggregate price of securities redeemed or              $ 3,843
              repurchased during the fiscal year:                    ----------

        (iii) Aggregate price of securities redeemed or           $
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        $ 3,843
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 731,158
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future         $()
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee        (See X .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$   59.15
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$ N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 59.15
                                                                   =============
Dreyfus Premier International Value Fund Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 2,487,890
              fiscal year pursuant to section 24(f):             --------------

         (ii) Aggregate price of securities redeemed or           $ 1,031,238
              repurchased during the fiscal year:                 ------------

        (iii) Aggregate price of securities redeemed or            $
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        $ 1,031,238
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 1,456,652
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future   $()
              years -- if Item 5(I) is less than Item 5(iv)   ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X .0000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$  117.84
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                       +$ N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 117.84
                                                                      ==========
Dreyfus Premier International Value Fund Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 3,563,714
              fiscal year pursuant to section 24(f):              ------------

         (ii) Aggregate price of securities redeemed or          $ 223,910
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        $ 223,910
              5(ii) and 5(iii):                                    ------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 3,339,804
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future     $()
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$  270.19
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                        +$ N/A
                                                                        --------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 270.19
                                                                       =========
Dreyfus Premier International Value Fund Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 26,234
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or            $ 0
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or            $
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        $ 0
              5(ii) and 5(iii):                                    ------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 26,234
              5(iv)[subtract Item 5(iv) from Item 5(i)]:          ----------


         (vi) Redemption credits available for use in future      $()
              years -- if Item 5(I) is less than Item 5(iv)       -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$  2.12
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                       +$ N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 2.12
                                                                     ===========

Dreyfus Premier Select Growth Fund Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 287,785
              fiscal year pursuant to section 24(f):                 ----------

         (ii) Aggregate price of securities redeemed or              $ -0-
              repurchased during the fiscal year:                    --------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$-0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $287,785
              5(iv)[subtract Item 5(iv) from Item 5(i)]:            -----------


         (vi) Redemption credits available for use in future          $( - )
              years -- if Item 5(I) is less than Item 5(iv)        -----------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 23.28
              5(vii) (enter "0" if no fee is due):                 ============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 23.28
                                                                    ============

Dreyfus Premier Select Growth Fund Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 218,274
              fiscal year pursuant to section 24(f):             -------------

         (ii) Aggregate price of securities redeemed or          $ -0-
              repurchased during the fiscal year:                -------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$-0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $218,274
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         -------------


         (vi) Redemption credits available for use in future     $( - )
              years -- if Item 5(I) is less than Item 5(iv)      --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$17.66
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 17.66
                                                                   =============

Dreyfus Premier Select Growth Fund Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $256,079
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$-0-
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item       $256,079
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        -------------


         (vi) Redemption credits available for use in future       $( - )
              years -- if Item 5(I) is less than Item 5(iv)       -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 20.72
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 20.72
                                                                     ==========
Dreyfus Premier Select Growth Fund Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 200,000
              fiscal year pursuant to section 24(f):                ----------

         (ii) Aggregate price of securities redeemed or            $ -0-
              repurchased during the fiscal year:                 -------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$-0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $200,000
              5(iv) [subtract Item 5(iv) from Item 5(i)]:       ---------------


         (vi) Redemption credits available for use in future       $( - )
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$16.18
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 16.18
                                                                     ===========
      Dreyfus Premier Select Growth Fund Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 200,000
              fiscal year pursuant to section 24(f):              ------------

         (ii) Aggregate price of securities redeemed or           $ -0-
              repurchased during the fiscal year:                 -------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items    -$-0-
              5(ii) and 5(iii):                                --------------

          (v) Net Sales - if Item 5(I) is greater than Item    $200,000
              5(iv) [subtract Item 5(iv) from Item 5(i)]:      ---------------


         (vi) Redemption credits available for use in future   $( - )
              years -- if Item 5(I) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 16.18
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$ 16.18
                                                                 =============

      Dreyfus Premier Select MidCap Growth Fund Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 411,062
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or         $5,120
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 5,120
              5(ii) and 5(iii):                                    ------------

          (v) Net Sales - if Item 5(I) is greater than Item       $405,942
              5(iv)[subtract Item 5(iv) from Item 5(i)]:          ------------


         (vi) Redemption credits available for use in future    $( - )
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                 --------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$32.84
              5(vii) (enter "0" if no fee is due):               ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 32.84
                                                                  ============
Dreyfus Premier Select MidCap Growth Fund Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 813,844
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 75,205
              repurchased during the fiscal year:                 -------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 75,205
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $738,639
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future     $( - )
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$59.76
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 59.76
                                                                  =============

Dreyfus Premier Select MidCap Growth Fund Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 246,789
              fiscal year pursuant to section 24(f):             --------------

         (ii) Aggregate price of securities redeemed or         $ -0-
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $246,789
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         -------------


         (vi) Redemption credits available for use in future      $( - )
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$19.97
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 19.97
                                                                 =============

Dreyfus Premier Select MidCap Growth Fund Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 200,000
              fiscal year pursuant to section 24(f):              -----------

         (ii) Aggregate price of securities redeemed or       $ -0-
              repurchased during the fiscal year:             ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$-0-
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $200,000
              5(iv)[subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future   $( - )
              years -- if Item 5(I) is less than Item 5(iv)   ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$16.18
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 16.18
                                                                    ============

Dreyfus Premier Select MidCap Growth Fund Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 200,000
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or        $ -0-
              repurchased during the fiscal year:              ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$-0-
              5(ii) and 5(iii):                                  -------------

          (v) Net Sales - if Item 5(I) is greater than Item       $200,000
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future   $( - )
              years -- if Item 5(I) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$16.18
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 16.18
                                                                    ============


      Dreyfus Premier Small Company Growth Fund - Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 251,271
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or         $ 256,167
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 256,167
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ -0- 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:               --------------


         (vi) Redemption credits available for use in future       $( 4,896)
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ -0-
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$   N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  -0-
                                                                   =============
Dreyfus Premier Small Company Growth Fund - Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 73,932
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ 31,723
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 31,723
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item    $ 42,209 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:            ---------------


         (vi) Redemption credits available for use in future   $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 3.42
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$   N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 3.42
                                                                     ===========
Dreyfus Premier Small Company Growth Fund - Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 27,603
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ 1,752
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,752
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 25,851
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------


         (vi) Redemption credits available for use in future          $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)          -----------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 2.09
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$   N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$  2.09
                                                                     ===========
Dreyfus Premier Small Company Growth Fund - Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ -0-
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or           $ -0-
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     -$ -0-
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:       ---------------


         (vi) Redemption credits available for use in future    $( -0- )
              years -- if Item 5(I) is less than Item 5(iv) --------------- [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ -0-
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$   N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ -0-
                                                                    ============
Dreyfus Premier Small Company Growth Fund - Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ -0-
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ -0-
              5(vii) (enter "0" if no fee is due):                  ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$   N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ -0-
                                                                   =============


      Dreyfus Premier Strategic Value Fund - Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 39,963,086
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ 77,801,441
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$ 77,801,441
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5 (iv) [subtract Item 5(iv) from Item 5(i)]:       ---------------


         (vi) Redemption credits available for use in future    $(37,838,355)
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 0
              5(vii) (enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$   N/A
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 0
                                                                     ===========
Dreyfus Premier Strategic Value Fund - Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 1,367,085
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or         $ 462,295
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$  462,295
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 904,790
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future     $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 73.20
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$   N/A
                                                                     ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 73.20
                                                                     ===========
Dreyfus Premier Strategic Value Fund - Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 489,209
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 30,248
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$ 30,248
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 458.961
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future   $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item  =$ 37.13
              5(vii) (enter "0" if no fee is due):              ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$   N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 37.13
                                                                 =============
Dreyfus Premier Strategic Value Fund - Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ -0-
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or         $ 24,019
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$  24,019
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $( 24,019 )
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ -0-
              5(vii) (enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$   N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ -0-
                                                                      ==========
Dreyfus Premier Strategic Value Fund - Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 59,462
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 47,777
              repurchased during the fiscal year:                 -------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no ------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 47,777
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 11,685
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future    $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ .95
              5(vii) (enter "0" if no fee is due):                =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$   N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ .95
                                                                   =============
      Dreyfus Premier Structured Midcap Fund - Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 514,896
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or         $ 14,448
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$     -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ 500,448
              5(iv) [subtract Item 5(iv) from Item 5(i)]:       ---------------


         (vi) Redemption credits available for use in future        $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)       -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 40.49
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$  40.49
                                                                   =============

Dreyfus Premier Structured Midcap Fund - Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 408,954
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or            $ 7,437
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items    -$ 7,437
              5(ii) and 5(iii):                                --------------

          (v) Net Sales - if Item 5(I) is greater than Item   $ 401,517
              5(iv) [subtract Item 5(iv) from Item 5(i)]:     ---------------


         (vi) Redemption credits available for use in future   $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X .000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$ 32.48
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  32.48
                                                                    ============


Dreyfus Premier Structured Midcap Fund - Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $61,916
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or        $ 9,081
              repurchased during the fiscal year:              ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 9,081
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 52,835
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)       -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 4.27
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  4.27
                                                                   =============


Dreyfus Premier Structured Midcap Fund - Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 9,635
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 9,825
              repurchased  during the fiscal year:                --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$     9,825
              5(ii) and 5(iii):                                      ----------

          (v) Net Sales - if Item 5(I) is greater than Item          $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future           $( 190 )
              years -- if Item 5(I) is less than Item 5(iv)           ----------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ -0-
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  -0-
                                                                  =============


Dreyfus Premier Structured Midcap Fund - Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ -0-
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or        $ -0-
              repurchased during the fiscal year:              ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items    -$     -0-
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:       ---------------


         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000809
              Instruction C.9):                                   -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ -0-
              5(vii) (enter "0" if no fee is due):                =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  -0-
                                                                  =============

Dreyfus Premier Technology Growth Fund - Class A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $128,940,494
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ 140,575,711
              repurchased during the fiscal year:                -------------

        (iii) Aggregate price of securities redeemed or           $ 81,300,625
              repurchased during any PRIOR fiscal year ending no ------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 221,876,336
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future    $(92,935,842)
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                    ------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ "0"
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$   N/A
                                                                    ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ "0"
                                                                    ===========

Dreyfus Premier Technology Growth Fund - Class B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 9,160,218
              fiscal year pursuant to section 24(f):              ------------

         (ii) Aggregate price of securities redeemed or         $ 39,274,396
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or         $ 62,941,105
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$ 102,215,501
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         -------------


         (vi) Redemption credits available for use in future     $ (93,055,283)
              years -- if Item 5(I) is less than Item 5(iv)      -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   X   .0000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$  "0"
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$   N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 0
                                                                  =============
Dreyfus Premier Technology Growth Fund - Class C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 8,443,994
              fiscal year pursuant to section 24(f):             --------------

         (ii) Aggregate price of securities redeemed or         $ 24,307,781
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or         $ 49,377,154
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     -$ 73,684,935
              5(ii) and 5(iii):                                 --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future    $(65,240,941)
              years -- if Item 5(I) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$      "0"
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                               +$   N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               =$      "0"
                                                               =============
Dreyfus Premier Technology Growth Fund - Class R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 6,818,025
              fiscal year pursuant to section 24(f):              -------------

         (ii) Aggregate price of securities redeemed or          $ 4,330,447
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ 33,415,076
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 37,745,523
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(30,927,498)
              years -- if Item 5(I) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$   "0"
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$   N/A
                                                                   ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$     "0"
                                                                   =============
Dreyfus Premier Technology Growth Fund - Class T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 332,101
              fiscal year pursuant to section 24(f):               ------------

         (ii) Aggregate price of securities redeemed or         $ 551,826
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ 1,333,522
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 1,885,348
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future   $(1,553,247)
              years -- if Item 5(I) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$   "0"
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$   N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  "0"
                                                                   =============
TOTAL FOR ALL:                                                      =$ 1,439.34
                                                                   =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                        SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                                    /S/MICHAEL A. ROSENBERG
                                    Michael A. Rosenberg, Secretary


      Date:  November 24, 2003

* Please print the name and title of the signing officer below the signature.